Note 13 - Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Note 13 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Income Amount In Retained Earning Represent Without Income Tax Provision	$ 8.8
Domestic Tax Authority [Member]
Note 13 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	5.0
State and Local Jurisdiction [Member]
Note 13 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 23.2